Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information
Schedule of reportable segment results with prior periods' segment information retrospectively presented to conform to current period presentation

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues:
E-Commerce	8,400,631	7,621,114	8,070,271
Brand Management	—	1,271,027	1,474,351
Inter-segment eliminations *	—	(80,128)	(122,393)
Total consolidated net revenues	8,400,631	8,812,013	9,422,229

**Adjusted Operating Profits (Losses):
E-Commerce	256,093	163,990	179,622
Brand Management	—	(187,663)	(168,767)
Inter-segment eliminations *	—	—	(210)
Total Adjusted Operating Profits (Losses)	256,093	(23,673)	10,645
Unallocated expenses:
Share-based compensation expenses	(142,381)	(103,449)	(81,601)
Amortization of intangible assets resulting from business acquisition	(39,431)	(31,875)	(36,257)
Acquisition-related expenses	(13,694)	(12,171)	—
Cancellation fees of repurchased shares	(4,650)	—	(678)
Loss on variance from expected contingent acquisition payment	(9,495)	—	—
Impairment of goodwill	(13,155)	(35,212)	(6,934)
Total other (expenses) income	(613,595)	(10,646)	21,838
Loss before income tax	(580,308)	(217,026)	(92,987)

*The Inter-segment eliminations mainly consist of revenues from services provided by E-commerce to Brand Management.

**Adjusted Operating Profits (Losses) represent segment profits (losses), which is income (loss) from operations from each segment without allocating share-based compensation expenses, acquisition-related expenses, amortization of intangible assets resulting from business acquisition, cancellation fees of repurchased shares, loss on variance from expected contingent acquisition payment and impairment of goodwill.

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

E-Commerce	121,693	121,237	114,590
Brand Management	—	45,566	44,666
Total depreciation of property and equipment, net	121,693	166,803	159,256

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

E-Commerce	45,816	83,983	75,422
Brand Management	—	1,289	1,659
Inter-segment eliminations	—	(3,159)	(8,329)
Total Interest income	45,816	82,113	68,752

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

E-Commerce	(56,917)	(41,221)	(37,830)
Brand Management	—	(3,282)	(9,486)
Inter-segment eliminations	—	3,159	8,329
Total Interest expense	(56,917)	(41,344)	(38,987)

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

E-Commerce	(3,586)	6,253	(34,503)
Brand Management	—	—	9,845
Total Share of income (loss) of equity method investments	(3,586)	6,253	(24,658)

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

E-Commerce	(26,480)	(12,003)	(18,154)
Brand Management	—	—	(2,585)
Total Income tax expenses	(26,480)	(12,003)	(20,739)